Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
27. RELATED PARTY TRANSACTIONS
As of December 31, 2009 and 2010, the Group had amount due from related parties of RMB432,163 and nil, respectively, arising from the consulting, production and marketing service fee or CD distribution revenue from certain minority shareholders of VIE subsidiaries.
As of December 31, 2009 and 2010, the Group had amounts due to related parties of RMB6,193,386 and RMB3,134,102, respectively, mainly arising from loan and purchase of game related merchandise from certain minority shareholders of VIE subsidiaries.
There are no significant related party transactions for the years ended December 31, 2008, 2009 and 2010.
All amounts due to related parties are unsecured, interest-free and have no definite terms.